Credit from Banks and Others (Sale of Receivables under Securitization Transaction) (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Carrying amount of the transferred assets		$ 261	$ 332	$ 331
Fair value of the associated liabilities		261	332	331
Net Position	[1]	$ 0	$ 0	$ 0

[1]	Less than $1 million.